June 30, 2016

DREYFUS BNY MELLON FUNDS, INC.

- Dreyfus Global Emerging Markets Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus Global Equity Income Fund

DREYFUS INVESTMENT FUNDS

- Dreyfus/Newton International Equity Fund

ADVANTAGE FUNDS, INC.

- Dreyfus Global Dynamic Bond Fund

- Dreyfus Global Real Return Fund

DREYFUS VARIABLE INVESTMENT FUND

- International Equity Portfolio

SUPPLEMENT TO

CURRENT SUMMARY

AND

STATUTORY PROSPECTUSES

Newton Capital Management Limited, the fund’s sub-adviser, changed its name to “Newton Investment Management (North America) Limited.”  All information in the fund’s summary prospectus, if applicable, and statutory prospectus relating to “Newton Capital Management Limited” or “Newton” now relates to Newton Investment Management (North America) Limited.

NEW-STK0616

June 30, 2016

DREYFUS BNY MELLON FUNDS, INC.

- Dreyfus Global Emerging Markets Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus Global Equity Income Fund

DREYFUS INVESTMENT FUNDS

- Dreyfus/Newton International Equity Fund

DREYFUS VARIABLE INVESTMENT FUND

- International Equity Portfolio

SUPPLEMENT TO

CURRENT STATEMENTS OF ADDITIONAL INFORMATION

Newton Capital Management Limited, the sub-adviser for the fund, changed its name to “Newton Investment Management (North America) Limited.”  All information in the fund’s Statement of Additional Information relating to “Newton Capital Management Limited” or “Newton” now relates to Newton Investment Management (North America) Limited.